Equity (Statutory Equity & Income and Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 5,235	$ 6,115
Statutory net income (loss)	341	335	$ (36)
Paid	0	0
MetLife Reinsurance Company of Vermont
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	5,600	6,000
MetLife's Domestic Captive Life Reinsurance Subsidiaries
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	4,400	5,000
Statutory net income (loss)	$ (344)	$ (336)	(320)
Principal U.S. Insurance Subsidiaries, Excluding American Life
Statutory Accounting Practices [Line Items]
Combined RBC ratio of the principal U.S. insurance subsidiaries, including Brighthouse	in excess of 400%	in excess of 400%
Combined RBC ratio of the principal U.S. insurance subsidiaries, excluding American Life	in excess of 400%	in excess of 400%
MetLife Reinsurance Company of Delaware
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	$ 260	$ 200
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	11,195	14,485
Statutory Accounting Practices, Prescribed Practice, Amount	909	1,200
Statutory net income (loss)	3,444	3,703	$ 1,487
Paid	3,600	$ 1,489
Other Foreign Operations, Excluding Japan
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	3,100
Statutory capital and surplus	$ 10,900
Japan
Statutory Accounting Practices [Line Items]
Adjusted capital	in excess of four times the 200% solvency margin ratio	in excess of four times the 200% solvency margin ratio